Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income
Interest and fees on loans	$ 23,244,808	$ 25,338,479	$ 28,079,331
Interest on securities
Taxable	7,326,516	7,885,853	6,261,995
Non-taxable	3,751,909	3,684,702	3,726,993
Other interest	64,580	64,635	69,936
Total interest income	34,387,813	36,973,669	38,138,255
Interest expense
Deposits	2,710,082	3,210,445	5,156,764
Other borrowed funds	2,998,939	3,431,648	3,569,535
Total interest expense	5,709,021	6,642,093	8,726,299
Net interest income	28,678,792	30,331,576	29,411,956
Provision for loan losses	(1,545,797)	(2,995,426)	(2,455,790)
Net interest income after provision for loan losses	27,132,995	27,336,150	26,956,166
Non-interest income
Service charges on deposit accounts	3,702,425	3,688,615	4,001,097
Other service charges and fees	1,840,211	1,714,411	1,530,322
Net gains on sales of securities	459,934	715,223	664,613
Other income	1,399,209	1,324,130	1,212,534
Total non-interest income	7,401,779	7,442,379	7,408,566
Non-interest expense
Salaries and employee benefits	13,736,939	14,056,536	13,780,388
Occupancy expense	2,007,513	1,926,803	1,844,656
Equipment expense	2,480,323	2,381,842	1,959,801
Other expense	7,875,192	7,878,439	7,534,895
Total non-interest expense	26,099,967	26,243,620	25,119,740
Income before income taxes	8,434,807	8,534,909	9,244,992
Income tax expense	1,650,808	1,317,062	2,082,461
Net income	$ 6,783,999	$ 7,217,847	$ 7,162,531
Net income per share - basic	$ 1.40	$ 1.49	$ 1.48
Net income per share - diluted	$ 1.39	$ 1.49	$ 1.48
Average shares outstanding
Basic	4,857,798	4,842,353	4,835,603
Diluted	4,865,865	4,848,809	4,852,705